Due From/(To) Related Parties	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Related Party Transactions [Abstract]
Due From/(To) Related Parties

19. Due From/(To) Related Parties

The following is a list of the related parties with whom the Group conducted transactions during the six months ended December 31, 2025, and for the years ended June 30, 2025 and 2024, and their relation with the Group:

Name of the related parties	Relation with the Group

Tingjun Yang	Chief Executive Officer and Director
Hailiang Jia	Chief Financial Officer
Shu Sang Joseph Law	Shareholder
Jianping Niu	Shareholder
Huabei Zhu	Shareholder
Guangzhou Sanyi Network	Former related party (ownership reduced from 40% to 0% in current period, no longer a related party post-disposal)

	As of December 31,	As of June 30,
	2025	2025
	US$	US$

Due from related parties
Jianping Niu	$30	$30

Huabei Zhu	$28	$28
Shu Sang Joseph Law	$58,758	$58,267

	$58,816	$58,325

Due from related parties represents cash advanced to these related parties to use for the Company’s operations.

	As of December 31,	As of June 30,
	2025	2025
	US$	US$

Due to a related party – non-current
Tingjun Yang	$62,200	$63,000
Guangzhou Sanyi Network *	$-	$1,619,884

	$62,200	$1,626,184

*	On December 25, 2025, the Company sold its remaining 40% equity interest in Guangzhou Sanyi Network, completing the full divestment of the entity.

Due to related parties represents interest-free loan payable on money borrowed by the Company and used for daily operation. These amounts are settled on demand.

As of the date of this financial statement, nil of the payable has been settled.

18. Due From/(To) Related Parties

The following is a list of the related parties with whom the Group conducted transactions during the years ended June 30, 2025, 2024 and 2023, and their relation with the Group:

Name of the related parties	Relation with the Group
Mr. Tingjun Yang	Chief Executive Officer and Director
Ms. Hui Wang	Former Chief Financial Officer and Former Director
Mr. Shu Sang Joseph Law	Shareholder
Ms. Jianping Niu	Shareholder
Mr. Huabei Zhu	Shareholder
Guangzhou Sanyi Network	The Group holds 40% equity

	As of	As of	As of
	June 30,	June 30,	June 30,
	2025	2024	2023
	US$	US$	US$
Due from related parties
Ms. Hui Wang *	-	25,614	-
Mr. Shu Sang Joseph Law	58,267	-	-
Ms. Jianping Niu	30	-	-
Mr. Huabei Zhu	28	-	-
	58,325	25,614	-

*	On September 18, 2024, Ms. Hui Wang resigned from the positions of director and CFO and is no longer considered as a related party of the Group.

On January 24, 2025, the Board of Directors approved the issuance of 300,000 shares of Class B Ordinary Shares to Ms. Jianping Niu and 280,000 Class B Ordinary Shares to Mr. Huabei Zhu, totaling 580,000 shares with a par value of US$ 0.0001 per share. The Group has the right to collect subscription proceeds of US$ 30 from Ms. Jianping Niu and US$ 28 from Mr. Huabei Zhu for their respective share subscriptions.

The balance of due from Mr. Shu Sang Joseph Law represented cash advanced to these related parties to use for the Company’s operations.

	As of	As of	As of
	June 30,	June 30,	June 30,
	2025	2024	2023
	US$	US$	US$
Due to related parties – non-current
Mr.Tingjun Yang	63,000	-	-
Guangzhou Sanyi Network	1,619,884	-	-
Mr. Shu Sang Joseph Law	-	-	132,284
	1,682,884	-	132,284

Due to related parties represents interest-free loan payable on money borrowed by the Company and used for daily operation. These amounts are settled on demand. As of the date of this financial statement, nil of the payable has been settled.